Finance Expense (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of Finance Expense

	Year ended December 31,
	2023	2022
Interest on loans and borrowings(1)	$11,299	$20,420
Accretion of deferred revenue	3,032	3,407
Accretion of provision for rehabilitation and closure costs	2,703	2,191
Interest on lease liabilities	1,477	706
Other finance expenses(2)	7,311	6,499
	$25,822	$33,223